Note 11 - Income Taxes (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Current income tax expense	$873	$462
Deferred income tax recovery	(239)	(2,756)
Provision for (recovery of) income taxes	$634	$(2,294)